Segmentation of key figures - Net sales by segment and Consolidated income statements (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,200	$ 2,094	$ 4,375	$ 4,004
Other revenues	17	16	31	36
Net sales and other revenues	2,217	2,110	4,406	4,040
Total segment contribution	495	473	1,037	894
Amortization of intangible assets	(162)	(143)	(324)	(283)
Impairment charges on intangible assets	(61)	0	(61)	(45)
General & administration (corporate)	(70)	(69)	(132)	(126)
Separation costs	0	(6)	0	(16)
Transformation costs	(9)	(15)	(24)	(26)
Fair value adjustments to contingent consideration liabilities	7	0	7	0
Past service costs for post-employment benefit plan amendments	0	0	0	2
Other	0	(11)	(57)	(22)
Operating income	200	229	446	378
Interest expense	(31)	(30)	(60)	(61)
Other financial income & expense	(22)	(8)	(39)	(17)
Income before taxes	147	191	347	300
Surgical
Disclosure of operating segments [line items]
Net sales to third parties	1,296	1,206	2,555	2,283
Total segment contribution	348	327	720	602
Surgical | Implantables
Disclosure of operating segments [line items]
Net sales to third parties	444	387	899	731
Surgical | Consumables
Disclosure of operating segments [line items]
Net sales to third parties	644	620	1,245	1,155
Surgical | Equipment/other
Disclosure of operating segments [line items]
Net sales to third parties	208	199	411	397
Vision Care
Disclosure of operating segments [line items]
Net sales to third parties	904	888	1,820	1,721
Total segment contribution	147	146	317	292
Vision Care | Contact lenses
Disclosure of operating segments [line items]
Net sales to third parties	547	535	1,104	1,044
Vision Care | Ocular health
Disclosure of operating segments [line items]
Net sales to third parties	$ 357	$ 353	$ 716	$ 677